Financial Instruments - Additional Information (Detail)	Jun. 30, 2011 USD ($)	Jun. 30, 2010 USD ($)	Jun. 30, 2011 Cross-Currency Swap Contracts EUR (€)	Jun. 30, 2011 Foreign Exchange Contract EUR (€)
Derivative [Line Items]
Carrying value of long-term debt, excluding leases	$ 1,765,892,000	$ 1,758,845,000
Fair value of long-term debt, excluding leases	1,902,221,000	1,925,397,000
Cross-currency swap contract maturity			10 years
Aggregate notional amount of cross-currency swap contracts			235,000,000
Aggregate notional amount of forward exchange contracts				€ 200,000,000